Summary of Significant Accounting Policies (Details) - Schedule of straight-line method over the estimated useful lives of the assets	12 Months Ended
Dec. 31, 2021
Pinnacle and TerraPoiNT network assets [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of straight-line method over the estimated useful lives of the assets [Line Items]
Estimated useful lives	5 years
Pinnacle and TerraPoiNT network assets [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of straight-line method over the estimated useful lives of the assets [Line Items]
Estimated useful lives	8 years
Office equipment, furniture and software [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of straight-line method over the estimated useful lives of the assets [Line Items]
Estimated useful lives	2 years
Office equipment, furniture and software [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of straight-line method over the estimated useful lives of the assets [Line Items]
Estimated useful lives	5 years
Leasehold improvements [MEmber]
Summary of Significant Accounting Policies (Details) - Schedule of straight-line method over the estimated useful lives of the assets [Line Items]
Estimated useful lives, description	Shorter of the useful life or lease term